                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-22619

  NAME OF REGISTRANT:                                                    VANGUARD CHARLOTTE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2013 - JUNE 30, 2014

  FUND:    VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Ferrovial Emisiones SA

  TICKER:                N/A                                   CUSIP:    E5092DAB0

  MEETING DATE:   9/18/2013                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1: EXAMINATION AND APPROVAL OF THE                       ISSUER              NO               N/A                   N/A

PERFORMANCE OF THE TEMPORARY COMMISSIONER OF THE

SYNDICATE OF NOTEHOLDERS

PROPOSAL #2: RATIFICATION OF THE APPOINTMENT OF THE          ISSUER              NO               N/A                   N/A

TEMPORARY COMMISSIONER OF THE SYNDICATE OF

NOTEHOLDERS ORAPPOINTMENT OF A SUBSTITUTE

PROPOSAL #3: EXAMINATION AND APPROVAL OF THE FINAL            ISSUER              NO               N/A                   N/A

VERSION OF THE SYNDICATE REGULATIONS

PROPOSAL #4: MOTION AND QUERIES                                              ISSUER              NO               N/A                   N/A

PROPOSAL #5: DELEGATION OF POWERS FOR THE                            ISSUER              NO               N/A                   N/A

FORMALIZATION, REGISTRATION AND EXECUTION OF THE

RESOLUTIONS ADOPTED BY THE ASSEMBLY

PROPOSAL #6: DRAFTING AND APPROVAL OF THE MINUTES OF         ISSUER              NO               N/A                   N/A

THE GENERAL MEETING

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  ISSUER:                Transport et Infrastructures Gaz France

  TICKER:                N/A                                   CUSIP:    F93808AA5

  MEETING DATE:   1/20/2014                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1: AMEND CONDITIONS 4(C) AND 7 OF NOTES               ISSUER              NO               N/A                   N/A

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CHARLOTTE FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 27, 2014

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

              see File Number 2-17620. Incorporated by Reference.